Transactions with Related Parties and Affiliates (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2015	May 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to related parties		$ 7,352,000				$ 7,352,000		$ 8,680,000
Amount outstanding		386,292,000				386,292,000		411,292,000
Direct vessel expenses		1,526,000		$ 757,000		2,990,000	$ 1,294,000
Management fees		14,719,000		14,141,000		29,439,000	27,542,000
General and administrative expenses		2,611,000		1,949,000		5,099,000	3,824,000
Time charter and voyage revenues (includes related party revenue of $(3,135) and $1,171 for the three and six months ended June 30, 2016, respectively, and $7,723 and $14,133 for the three and six months ended June 30, 2015, respectively)		44,877,000		56,473,000		90,518,000	113,259,000
Outstanding balance		174,953,000				174,953,000		194,569,000
Available amount of loan facility		60,000,000				$ 60,000,000
May 2015 Credit Facility
Related Party Transaction [Line Items]
Credit facility					$ 60,000,000
Interest rate description						LIBOR plus 3,00%
Interest rate percentage					3.00%
Final maturity date						Jan. 02, 2017
Outstanding balance		0				$ 0
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses		1,938,000	$ 1,505,000			3,875,000	3,105,000
Time charter and voyage revenues (includes related party revenue of $(3,135) and $1,171 for the three and six months ended June 30, 2016, respectively, and $7,723 and $14,133 for the three and six months ended June 30, 2015, respectively)		(3,135,000)		$ 7,723,000		1,171,000	$ 14,133,000
Navios Holdings | Due to related party
Related Party Transaction [Line Items]
Due to related parties		7,352,000				7,352,000		8,680,000
Other receivables, net		337,000				337,000		1,763,000
Payables for drydock and special survey expenses		$ 7,689,000				$ 7,689,000		5,714,000
Management fees								1,203,000
Navios Apollon
Related Party Transaction [Line Items]
Vessel Year Built						2000
Vessel type						Ultra-Handymax
Navios Prosperity
Related Party Transaction [Line Items]
Vessel Year Built						2007
Vessel type						Panamax
Navios Libra
Related Party Transaction [Line Items]
Vessel Year Built						1995
Vessel type						Panamax
Navios Felicity
Related Party Transaction [Line Items]
Vessel Year Built						1997
Vessel type						Panamax
Navios Aldebaran
Related Party Transaction [Line Items]
Vessel Year Built						2008
Vessel type						Panamax
Navios Hope
Related Party Transaction [Line Items]
Vessel Year Built						2005
Vessel type						Panamax
Navios Pollux
Related Party Transaction [Line Items]
Vessel Year Built						2009
Vessel type						Capesize
Navios Gemini
Related Party Transaction [Line Items]
Vessel Year Built						1994
Vessel type						Panamax
Navios Hyperion
Related Party Transaction [Line Items]
Vessel Year Built						2004
Vessel type						Panamax
Navios Soleil
Related Party Transaction [Line Items]
Vessel Year Built						2009
Vessel type						Ultra-Handymax
Navios Harmony
Related Party Transaction [Line Items]
Vessel Year Built						2006
Vessel type						Panamax
Navios Orbiter
Related Party Transaction [Line Items]
Vessel Year Built						2004
Vessel type						Panamax
Navios Fantastiks
Related Party Transaction [Line Items]
Vessel Year Built						2005
Vessel type						Capesize
Navios Alegria
Related Party Transaction [Line Items]
Vessel Year Built						2004
Vessel type						Panamax
Navios Sun
Related Party Transaction [Line Items]
Vessel Year Built						2005
Vessel type						Panamax
Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	$ 4,100							4,000,000
Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,200							4,100,000
Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,250							5,100,000
Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	6,700							6,500,000
Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee	7,400							7,200,000
Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee	$ 8,750							$ 8,500,000
Charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Lease term						2 years
Date of agreement						Feb. 28, 2012
Charter hire agreement | Navios Prosperity
Related Party Transaction [Line Items]
Charter hire daily rate						$ 12,000
Lease term						1 year
Date of agreement						May 31, 2012
Charter hire agreement | Navios Libra
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						3 years
Date of agreement						Sep. 30, 2012
Charter hire agreement | Navios Felicity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						1 year
Date of agreement						May 31, 2013
Charter hire agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Charter hire daily rate						$ 11,000
Lease term						6 months
Date of agreement						May 31, 2013
Charter hire agreement | Navios Hope
Related Party Transaction [Line Items]
Charter hire daily rate						$ 10,000
Lease term						1 year
Date of agreement						Jul. 31, 2013
Charter hire agreement | Navios Pollux
Related Party Transaction [Line Items]
Lease term						1 month
Date of agreement						Jul. 31, 2013
Charter hire agreement | Navios Gemini
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 7,600
Lease term						9 months
Date of agreement						Mar. 31, 2015
Charter hire agreement | Navios Hyperion
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						10 months
Date of agreement						Apr. 30, 2015
Charter hire agreement | Navios Soleil
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						10 months
Date of agreement						Apr. 30, 2015
Charter hire agreement | Navios Harmony
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						12 months
Date of agreement						Apr. 30, 2015
Charter hire agreement | Navios Orbiter
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						12 months
Date of agreement						Apr. 30, 2015
Charter hire agreement | Navios Fantastiks
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,500
Lease term						10 months
Date of agreement						Apr. 30, 2015
Charter hire agreement | Navios Alegria
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						12 months
Date of agreement						Apr. 30, 2015
Charter hire agreement | Navios Sun
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						10 months
Date of agreement						Apr. 30, 2015
First year charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Charter hire daily rate						$ 12,500
Second year charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Charter hire daily rate						$ 13,500
Extended charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 13,500
Lease term						6 months
Date of agreement						Jan. 31, 2014
Extended charter hire agreement | Navios Prosperity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Lease term						1 year
Date of agreement						Apr. 30, 2014
Extended charter hire agreement | Navios Libra
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						1 year
Date of agreement						Apr. 30, 2015
Extended charter hire agreement | Navios Felicity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,000
Lease term						1 year
Date of agreement						Apr. 30, 2015
Extended charter hire agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 11,000
Date of agreement						Dec. 31, 2013
Extended charter hire agreement | Navios Hope
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 10,000
Lease term						6 months
Date of agreement						Dec. 31, 2013
Extended charter hire agreement | Navios Pollux
Related Party Transaction [Line Items]
Charter hire daily rate						$ 21,300
Lease term						3 months
Date of agreement						Aug. 31, 2014
Further extended charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,500
Lease term						1 year
Date of agreement						Oct. 31, 2014
Further extended charter hire agreement | Navios Hope
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 10,000
Lease term						1 year
Date of agreement						Jan. 31, 2015
Further extended charter hire agreement | Navios Pollux
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 11,400
Lease term						12 months
Date of agreement						Feb. 28, 2015
Further extended charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						50.00%
Charter hire daily rate						$ 12,500
Lease term						1 year
Date of agreement						Apr. 30, 2015
Further extended charter hire agreement | Navios Aldebaran | Minimum
Related Party Transaction [Line Items]
Lease term						6 months
Further extended charter hire agreement | Navios Aldebaran | Maximum
Related Party Transaction [Line Items]
Lease term						9 months
Novation agreement | Navios Prosperity
Related Party Transaction [Line Items]
Date of agreement						Feb. 11, 2015
Novation agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Date of agreement						Feb. 11, 2015
First $1.50 profits above the base rate | Charter hire agreement | Navios Felicity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						100.00%
First $1.50 profits above the base rate | Extended charter hire agreement | Navios Prosperity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						100.00%
First $2.50 profits above the base rate | Extended charter hire agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings						100.00%